Investments - Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Fair value of securities in a continuous unrealized loss position
Total	$ 14.3
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	3.00%	2.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	69.00%	84.00%
Number of individual securities comprising total gross unrealized losses | security	25	69
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 9.5	$ 60.4
Fair value of securities in a continuous unrealized loss position, 12 months or more	4.8	3.2
Total	14.3	63.6
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(0.4)	(1.4)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.3)	(0.3)
Unrealized losses on securities in a continuous unrealized loss position, Total	(0.7)	(1.7)
Fixed maturity securities | Commercial mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0.0	3.2
Fair value of securities in a continuous unrealized loss position, 12 months or more	3.3	0.0
Total	3.3	3.2
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0	(0.2)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.2)	0.0
Unrealized losses on securities in a continuous unrealized loss position, Total	(0.2)	(0.2)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	9.5	1.9
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0	0.0
Total	9.5	1.9
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(0.4)	(0.1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0	0.0
Unrealized losses on securities in a continuous unrealized loss position, Total	(0.4)	(0.1)
Fixed maturity securities | U.S. corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0.0	55.3
Fair value of securities in a continuous unrealized loss position, 12 months or more	1.5	1.2
Total	1.5	56.5
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0	(1.1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.1)	(0.2)
Unrealized losses on securities in a continuous unrealized loss position, Total	(0.1)	(1.3)
Fixed maturity securities | Foreign corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more		2.0
Total		2.0
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.1)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.1)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	2.5	13.4
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0	0.0
Total	2.5	13.4
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(0.1)	(0.2)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0	0.0
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (0.1)	$ (0.2)